STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Millburn Multi-Markets Trading L.P. [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Investments in U.S Treasury notes, amortized cost	$ 89,349,095	$ 72,157,073
Cash denominated in foreign currencies, cost	4,434	3,826,015
Investments in U.S Treasury notes custody, amortized cost	309,961,675	321,308,973
Cash overdrafts denominated in foreign currencies, cost	$ 5,261,847	$ 446,190
Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	90,460.9714	91,525.4967
Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	4,884.6100	4,982.8851
Series C [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	2,701.6303	2,436.2995
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	5,512.0257	7,448.6560